Note 14 - Stock-based Compensation - Options Exercised (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Number of options exercised (in shares)	213,462
Aggregate fair value	$ 12,296	$ 21,583
Share-Based Payment Arrangement, Option [Member]
Number of options exercised (in shares)	213,462
Aggregate fair value	$ 29,529
Intrinsic value	17,233
Amount of cash received	$ 12,296